Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity
11. Stockholders’ Equity
Convertible Preferred Stock
The authorized, issued and outstanding shares, liquidation preference, and carrying value of the Company’s convertible preferred stock as of December 31, 2019 were as follows:

	Shares Authorized	Shares Issued	Shares Outstanding	Liquidation Preference	Carrying Value
Series A	3,200,000	3,178,650	3,130,077	51,741	28,889
Series B	833,334	787,725	787,725	37,060	23,632
Series C	13,711,111	10,095,133	10,095,133	519,648	603,278

	17,744,445	14,061,508	14,012,935	608,449	655,799

In the year ended December 31, 2019, the Company issued and sold 628,719 shares of Series C preferred stock at a price of $75 per share for gross proceeds of $47,154. The Company incurred $1,318 of issuance costs in connection with the issuance of the Series C preferred stock. Additionally, the Company issued 456,667 shares of Series C preferred stock at a price of $75 per share in connection with the acquisition of Aligned (see Note 7).
In February 2020, the Company issued and sold 170,000 shares of Series C preferred stock at a price of $75 per share for gross proceeds of $12,750. The Company incurred $261 of issuance costs in connection with the issuance of the Series C preferred stock
In May 2020, the Company issued and sold 1,342,750 shares of Series C preferred stock at a price of $100 per share for gross proceeds of $134,275. The Company incurred $750 of issuance costs in connection with the issuance of the Series C preferred stock.
In conjunction with the Company’s IPO in September 2020, all shares of convertible preferred stock then outstanding, totaling 15,525,685 shares
(pre-split),
were automatically converted into an equivalent number of shares of Class A common stock on an
8.8-to-1.0
basis pursuant to a stock split and their carrying value, totaling $801,813 was reclassified into stockholders’ equity on the condensed consolidated balance sheet.
In connection with the IPO, the Company filed an Amended and Restated Certificate of Incorporation which authorizes the issuance of 100,000,000 shares of undesignated preferred stock, par value of $0.01 per share, with rights and preferences, including voting rights, designated from time to time by the board of directors.
Common Stock
In September 2020, upon completion of the IPO, the Company sold 45,681,499 shares of Class A common stock at an offering price of $18.00 per share, including 4,459,277 shares of Class A common stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The Company received net proceeds of $768,537, after deducting underwriting discounts and commissions of $49,336 and offering costs of approximately $4,394. In September 2020, the Company sold 5,555,555 shares of Class C common stock in connection with the stock purchase agreement with Google, LLC for net proceeds of $99,100, after deducting offering costs of $900.
Concurrently with the IPO, the Company used $24,157 of the proceeds from the IPO to repurchase 1,340,354 shares of Class A and Class B common stock from certain executive officers and other employees, to permit such executive officers and other employees to pay taxes owed in connection with the vesting of equity awards, including the repayment of third party loans incurred to finance the payment of such taxes.
In connection with the IPO, the Company filed an Amended and Restated Certificate of Incorporation which authorizes capital stock of 1,000,000,000 shares of Class A common stock, par value $0.01 per share, 100,000,000 shares of Class B common stock, par value $0.01 per share, and 200,000,000 shares of Class C common stock, par value $0.01 per share. Except for the rights noted below, each Class A, Class B and Class C common stock have the same rights, are equal in all respects and are treated by us as one class of shares. Each share of Class A and Class C common stock is entitled to one vote per share on all matters presented for a vote, except that Class C common stock does not have the right to vote for elections of directors. Subject to certain conditions, Class B common stock is collectively entitled to a number of votes equal to the product of (x) 1.0408163 and (y) the total number of votes that would be cast at such time by the holders of the Class A and Class C common stock and any other preferred stock entitled to vote under the certificate of incorporation at such time (resulting in the Class B common stock collectively holding 51% of the total outstanding voting power), and each share of Class B common stock will be entitled to a number of votes equal to the total number of votes held by all Class B common stock divided by the total number of then outstanding shares of Class B common stock. Shares of Class B and Class C common stock will be converted into shares of Class A common stock on a one-for-one
basis upon the occurrence of certain events. Shares of Class B common stock will automatically convert on the first business day (i) after the date on which the outstanding shares of Class B common stock constitutes less than 5% of the aggregate number of shares of common stock then outstanding, (ii) after the date on which neither founder is serving as an executive officer or (iii) following seven years after the date the amended and restate certificate of incorporation becomes effective, provided that, such period may, to the extent permitted by law and applicable stock exchange rules, be extended for three years upon the affirmative vote of the holders of a majority of the voting power of the then-outstanding shares of Class A common stock entitled to vote thereon, voting separately as a class. Shares of Class C common stock will be convertible at the option of the holder upon determination that a Hart-Scott-Rodino Antitrust Improvements Act (“HSR”) filing is not necessary prior to the holder’s conversion of such shares or, if required, upon expiration or termination of the HSR waiting period.
As of September 30, 2020 the par value of the Class A, Class B and Class C shares was $1,997, $290, and $56, respectively.

	Shares Authorized	Shares Issued	Shares Outstanding
Class A	1,000,000,000	200,131,318	199,647,646
Class B	100,000,000	29,950,326	29,032,042
Class C	200,000,000	5,555,555	5,555,555

	1,300,000,000	235,637,199	234,235,243

As of September 30, 2020, the Company had reserved 63,226,337 shares of common stock for the exercise of outstanding stock options, the vesting of restricted stock units and the number of shares remaining available for future grant. As of December 31, 2019, the Company had reserved 157,998,948 shares of common stock for the conversion of the outstanding shares of Preferred Stock, the exercise of outstanding stock options, the vesting of restricted stock units and the number of shares remaining available for future grant.

Stock Plans and Stock Options
The Company maintains the 2006 Employee, Director and Consultant Stock Plan as amended and restated (the “2006 Plan”) and 2020 Equity Incentive Plan (the “2020 Plan” together, the “Plans”) under which it has granted incentive stock options, non-qualified
stock options, and restricted stock units to employees, officers, and directors of the Company. In connection with the adoption of the 2020 Plan, the then-remaining shares of common stock reserved for grant or issuance under the 2006 Plan became available for issuance under the 2020 Plan, and no further grants will be made under the 2006 Plan. The 2020 Plan is administered by the board of directors with respect to awards to non-employee
directors and by the compensation committee, with respect to other participants, are collectively, referred to as the plan administrator. The exercise prices, vesting and other restrictions are determined at the discretion of the plan administrator.
The 2020 Plan became effective on August 17, 2020. A total of 22,083,184 shares of Class A and Class B common stock were initially reserved for issuance pursuant to the 2020 Plan, which number was increased to 31,275,204 shares immediately following the IPO. In addition, the shares reserved for issuance under the 2020 Plan include 3,710,240 shares that were reserved but unissued under the 2006 Plan as of immediately prior to its termination. The number of shares of common stock available for issuance under the 2020 Plan includes an annual increase on the first day of each year beginning in 2021 and ending in and including 2029, equal to the lesser of (A) 5% of the number of outstanding shares of all classes of common stock on the last day of the immediately preceding fiscal year and (B) such smaller amount as determined by the board of directors. The Company had 27,614,753 shares available for grant as of September 30, 2020.
Options issued under the Plans are exercisable for periods not to exceed ten years, and vest and contain such other terms and conditions as specified in the applicable award document. Options to buy common stock are issued under the Plans, with exercise prices equal to the closing price of shares of the Company’s common stock on the New York Stock Exchange on the date of award.
Activity under the Plans is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	24,917,003	$3.90	6.9	$79,798
Granted	2,637,220	$7.80
Forfeited	(1,697,171)	$4.80
Expired	(132,001)	$2.16
Exercised	(1,660,751)	$2.59

Outstanding as of September 30, 2020	24,064,300	$4.35	6.4	$610,782

Vested and expected to vest as of December 31, 2019	22,650,355	$3.73	6.7	$76,321
Vested and expected to vest as of September 30, 2020	22,212,804	$4.09	6.2	$567,533

Options exercisable as of December 31, 2019	14,685,654	$2.83	5.5	$62,869
Options exercisable as of September 30, 2020	16,254,829	$3.43	5.3	$426,049

The weighted-average grant date fair value of common stock options granted during the nine months ended September 30, 2020 and September 30, 2019, was $4.17 and $2.78, respectively. As of September 30, 2020, the unrecognized stock-based compensation expense related to outstanding stock options was $12,688, which is expected to be recognized over a weighted-average period of 2.62 years.

Executive Equity Awards
In the second quarter of 2020, the Company entered into employment agreements with the Company’s two Chief Executive Officers. Each agreement provided for the acceleration of certain stock option vesting schedules and a grant of 2,860,880 restricted stock units, totaling 5,721,760 restricted stock units. The restricted stock unit grants of 2,860,880 units to each CEO, have no future service period in order to vest and therefore the Company recognized $56,971, the full amount of stock-based compensation expense, in the second quarter of 2020. The employment agreements modified the stock options that had been previously issued, 1,764,884 options each, to accelerate the vesting and to eliminate the future service period. The Company recognized an incremental $5,659, in the aggregate, of stock-based compensation expense associated with the modification in the second quarter of 2020.
In addition, each CEO has received, and will receive additional restricted stock units, equaling up to 1.5% of the Company’s fully-diluted outstanding capital stock as a result of the IPO (“IPO RSUs”), 50% of the IPO RSUs (representing 0.75% of the Company’s fully diluted outstanding capital stock immediately prior to the IPO or 3,230,750 shares of Class A common stock) were granted on the closing date of the IPO based on the closing price per share on the IPO closing date, and 50% (representing up to 0.75% of the Company’s fully diluted outstanding capital stock immediately prior to the IPO) will be granted on the
180-day
anniversary of the IPO, based on a specific range of the price per share of the Company’s publicly traded common stock prior to March 16, 2021, and will vest over a three-year period, with one-third
vesting on the first anniversary of the IPO’s closing date and the remaining vesting in equal quarterly installments thereafter. As the issuance of the second 50% tranche is based upon events that are probable the expense related to both tranches of the IPO RSUs was recognized in the three months ended September 30, 2020.
The grant-date fair value of each of the awards issued on the IPO closing date and to be issued on the
180-day
anniversary of the IPO was estimated using a binomial lattice approach. The main inputs to valuing the IPO RSUs include the fair value of Class A common stock ($9.96 post-split), expected volatility (60%) and the expected date of the IPO (September 30, 2020). The Company recognized a total of $23,644 stock-based compensation expense, which included both tranches of the IPO RSU for each CEO, on the date of the IPO as the requisite future service of the awards is not substantive for accounting purposes.
Restricted Stock Units
During the year ended December 31, 2019, the Company granted 2,616,345 restricted stock units which vest over the service period of two to four years. During the nine months ended September 30, 2020, the Company granted 13,039,392 restricted stock units which were either fully vested upon issuance or vest over the service period of three to four years.
Activity for the restricted stock units is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2019	2,322,408	$5.79
Granted	13,039,392	13.41
Vested	(3,810,645)	9.50

	Shares	Weighted Average Grant Date Fair Value
Forfeited	(3,871)	10.79

Unvested as of September 30, 2020	11,547,284	$13.17

The amount of compensation costs recognized for the nine months ended September 30, 2020 and 2019 on the restricted stock units expected to vest was $91,168 and $1,297, respectively. As of September 30, 2020, the unrecognized stock-based compensation expense related to these restricted awards was $39,449, which is expected to be recognized over a weighted-average period of 3.0 years.
Stock-Based Compensation
The weighted average of assumptions that the Company used to determine the fair value of the common stock options granted to employees and directors were as follows:

	Nine Month Ended September 30,
	2020	2019
Risk-free interest rate	1.09%	2.44%
Expected term (in years)	6.1	6.1
Expected volatility	52%	50%
Expected dividend yield	0%	0%
Stock-based compensation expense was classified in the condensed consolidated statements of operations and comprehensive loss as follows:

	Nine Months Ended September 30,
	2020	2019
Cost of revenues	$668	$360
Research and development	3,519	1,169
Selling and marketing	2,684	1,848
General and administrative	99,645	5,298

Total	$106,516	$8,675

2020 Employee Stock Purchase Plan
In July and August 2020, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2020 Employee Stock Purchase Plan (“ESPP”). A total of 3,084,218 shares of Class A common stock were reserved for issuance under the ESPP. The ESPP is expected to become effective January 1, 2021. Rights granted under the ESPP will be issued only with respect to shares of Class A common stock. Subject to any limitations contained therein, under the ESPP an employee will be permitted to accrue the right to purchase stock under the ESPP up to $25,000 worth of shares during any calendar year. The purchase price of the shares will not be less than 85% of the fair market value of Class A common stock on the lower of the purchase date, which will be the final trading day of the purchase period, or the enrollment date, which will be the first trading day of the offering period.

18. Equity Award Plan
The Company’s 2006 Employee, Director and Consultant Stock Plan, as amended and restated (the “Plan”), provides for the Company to grant incentive stock options, non-qualified
stock options, and restricted stock units to employees, officers, and directors of the Company. The Plan is administrated by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price of a NQSO may not be less than 85% of the fair market value of the Company’s common stock on the grant date. In addition, the term of an ISO may not exceed ten years from the grant date except in the case of an individual who owns more than ten percent of the combined voting power of all classes of the Company’s stock, then the term may not exceed five years from the grant date.
Stock options granted under the Plan typically vest over four years and expire ten years after the grant date. The Company has not granted any stock options to non-employees
as of December 31, 2019.
As of December 31, 2019, the total number of shares that may be issued under the Plan was 7,445,835 shares.
The following table summarizes the Company’s common stock option activity since December 31, 2018:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	23,362,669	$3.51	7.4	$47,760
Granted	5,011,318	$5.64
Forfeited	(2,801,464)	$4.25
Expired	(4,400)	$1.14
Exercised	(651,120)	$1.89

Outstanding at December 31, 2019	24,917,003	$3.90	6.9	$79,798
Vested and expected to vest at December 31, 2019	22,650,355	$3.73	6.7	$76,321

Options exercisable at December 31, 2019	14,685,654	$2.83	5.5	$62,869

The aggregate intrinsic value of common stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2018 and 2019, was $2,726 and $2,433, respectively.
The Company received cash proceeds from the exercise of common stock options of $635 and $1,036 during the years ended December 31, 2018 and 2019, respectively. The weighted-average grant date fair value of common stock options granted during the years ended December 31, 2018 and 2019, was $2.70 and $2.81, respectively.

The weighted average of assumptions that the Company used to determine the fair value of the common stock options granted to employees and directors were as follows:

	Years Ended December 31,
	2018	2019
Risk-free interest rate	2.96%	2.17%
Expected term (in years)	6.0	6.0
Expected volatility	47%	50%
Expected dividend yield	0%	0%
Restricted Stock Units
During the years ended December 31, 2018 and 2019, the Company granted 440,915 and 2,616,345 restricted stock units. The 440,915 restricted stock units granted in 2018 at a grant date fair value of $5.56 were fully vested upon issuance. The 2,616,345 restricted stock units granted in 2019 vest over the service period of two to four years.
The following table summarizes the unvested restricted stock unit activity for the year ended December 31, 2019:

	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2018	—	$—
Granted	2,616,345	5.78
Vested	(293,937)	5.77
Forfeited	—	—

Unvested at December 31, 2019	2,322,408	$5.79

The amount of compensation costs recognized for the years ended December 31, 2018 and 2019 on the restricted stock units expected to vest were $2,448 and $2,282, respectively. The aggregate intrinsic value of restricted stock units vested for the years ended December 31, 2018 and 2019, was $2,448 and $1,693, respectively.
Stock-Based Compensation
Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2018	2019
Cost of revenues	$611	$536
Research and development	866	1,477
Selling and marketing	1,881	2,418
General and administrative	4,311	7,704

Total	$7,669	$12,135

As of December 31, 2018 and 2019, total unrecognized compensation cost related to the unvested common stock-based awards was $20,135 and $31,581, respectively, which is expected to be recognized over weighted-average periods of 3.40 years and 2.87 years, respectively.